PREFERRED LIMITED PARTNERS' EQUITY	12 Months Ended
Dec. 31, 2020
Disclsoure of Preferred Limited Partners Equity [Abstract]
PREFERRED LIMITED PARTNERS' EQUITY	PREFERRED LIMITED PARTNERS’ EQUITY
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the year ended December 31		Carrying value as at
				2020	2019	December 31, 2020	December 31, 2019
Series 5 (C$72)	2.89	5.59	April 2018	$3	$3	$49	$49
Series 7 (C$175)	7.00	5.50	January 2021	7	7	128	128
Series 9 (C$200)	8.00	5.75	July 2021	9	9	147	147
Series 11 (C$250)	10.00	5.00	April 2022	9	9	187	187
Series 13 (C$250)	10.00	5.00	April 2023	9	10	196	196
Series 15 (C$175)	7.00	5.75	April 2024	8	6	126	126
Series 17 ($200)	8.00	5.25	March 2025	9	—	195	—
	52.89			$54	$44	$1,028	$833
On February 24, 2020, Brookfield Renewable issued 8,000,000 Class A Preferred Limited Partnership Units, Series 17 (the “Series 17 Preferred Units”) at a price of $25 per unit for gross proceeds of $200 million. Brookfield Renewable incurred $5 million in related transaction costs inclusive of fees paid to underwriters. The holders of the Series 17 Preferred Units are entitled to receive a cumulative quarterly fixed distribution yielding 5.25%.
As at December 31, 2020, none of the Class A, Series 5 Preferred Limited Partnership Units have been redeemed.
In July 2020, the Toronto Stock Exchange accepted notice of Brookfield Renewable's intention to renew the normal course issuer bid in connection with the outstanding Class A Preferred Limited Partnership Units for another year to July 8, 2021, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid,
Brookfield Renewable is permitted to repurchase up to 10% of the total public float for each respective series of its Class A Preference Units. Unitholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. No shares were repurchased during 2020.